Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	72.195
Maximum Aggregate Offering Price	$ 360,975,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 31,404.83
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.01 per share ("Common Stock"), of Vylor Inc. issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on the New York Stock Exchange as reported on November 10, 2026. (3) Represents shares of Common Stock that may be offered and sold pursuant to the Vylor Inc. Global Omnibus Employee Stock Purchase Plan.